ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
Schedule of accounts receivable
	December 31	December 31
	2018	2017
	$	$
Goods and services tax refund receivable	2,519,789	186,410
Trade receivables	801,756	-
Other receivables	257,726	91,822

	3,579,271	278,232